ALLIANCE WORLDWIDE PRIVATIZATION FUND

SEMI-ANNUAL REPORT
DECEMBER 31, 1995




LETTER TO SHAREHOLDERS                    ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

February 12, 1996

Dear Shareholder:

International markets have generally enjoyed a strong burst of activity since the beginning of the year. We've seen a significant recovery in emerging markets worldwide, particularly in Eastern Europe, which we expect to continue at least over the first half of 1996.

Most of the improvement has been driven by declining short-term interest rates in Europe. It's now clear that growth is beginning to slow in the U.S. and Western Europe and at the same time inflation shows no signs of increasing. In fact, as we'll explain further, some economies may see declines in inflation in 1996. Consequently central banks worldwide have been more willing to reduce interest rates. This monetary easing is expected to continue well over the remainder of the year and we anticipate further positive market reaction to a reduction in the cost of money.

Despite the relative weakness of many foreign stock markets, especially in the emerging markets arena, privatization volume-including both public and private equity transactions-reached $70 billion in 1995. This was well ahead of most estimates and close to the record 1994 total. Consequently we're anticipating another record year in 1996, particularly as the recent rally in emerging markets has revived investors' appetite for new issues from the region.

MARKET PERFORMANCE IN 1995
Looking at 1995 overall, the U.S. market posted the best performance of all major global markets, outperforming Europe, Japan and the developing markets. During the year, the S&P 500-stock Index gained 37.5%; the European Index gained 21.5%, of which 8% represented currency gains; Japan was up 0.7% despite yen weakness, and developing markets lagged with a decline of 7% for the full year.

Weak growth and too-high interest rates held down returns in foreign markets in 1995. Currency-market volatility was another major factor as the U.S. dollar experienced a roller coaster ride against the yen in particular. From January to April, the dollar weakened dramatically, which reduced earnings for most non-dollar based companies as their goods and services began to look expensive in the competitive global marketplaces. A significant reversal of the dollar's weakness occurred by year end, after settlement of the U.S./Japan trade dispute and intervention by major central banks, primarily in the U.S. and Japan.

This situation is changing in 1996: On balance, we look for easier monetary policies in both developed markets like Europe and Japan and emerging regions like Latin America and Eastern Europe. We also expect stronger growth in Japan and many of the emerging markets.

1996 FORECAST
If interest rates globally continue to decline and inflation remains subdued, foreign markets should soon begin to catch up with U.S. markets, which are unlikely to reach last year's levels. Our 1996 forecast includes better sales and earnings comparisons for European and Japanese manufacturers against dollar-based competitors.

In Europe, Germany and France appear to be slowing quite rapidly. Their economies are being hurt by overvalued exchange rates both relative to the U.S. dollar and relative to other European currencies. The monetary easing that is accompanying this slowing of growth does not appear to be offsetting the tight fiscal policy in Europe that most countries are following in order to meet the Maastricht criteria for government debt. (The Maastricht Treaty, enacted in 1992, stipulates that European Union nations joining the planned monetary union must meet certain economic criteria, including specified annual rates of inflation.) In this environment, the outlook for further declines in inflation remains very good. In markets such as Italy and Spain structural reforms appear to be having the desired effect of reducing inflation and the government deficits.

Japan, of course, is still struggling to jump-start its economy. Monetary and fiscal stimuli are more advanced than elsewhere and we are hopeful that low inflation rates and government intervention will be successful in stimulating the economy. If such efforts succeed, Japan may have the most favorable outlook for growth. The concern, however, is whether it will be able to sustain any improvement if other economies to which Japan is a net exporter continue to slow.


1



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

PRIVATIZATIONS IN 1996
As we mentioned, we're looking for the possibility of another record year for privatization volume in 1996. Privatization performance will be driven to some extent by lower short-term interest rates and increased demand for international securities in Japanese and American markets.

Several upcoming new issues have exciting possibilities. Among these are Railtrack in the United Kingdom; Deutsche Telekom in Germany (which will probably be the largest privatization ever); Gazprom in Russia; and ENA in Italy. There is significant breadth of other medium and smaller companies across a broad range of industries that also offer strongly positive investment potential.

INVESTMENT RESULTS
The following table shows the Worldwide Privatization Fund's investment results over the six-month period since we last reported (June 30, 1995, through December 31). Also shown for comparison are total returns for the benchmark EAFE Index, an unmanaged but broad measure of stock market performance in Europe, Australia and the Far East, and for Morgan Stanley's Emerging Markets Free Index, also unmanaged, which measures stock performance for a universe of 19 emerging markets:


                                Six Months Ended December 31, 1995
                                        Total Return*   Ending NAV
                                        -------------   ----------
  ALLIANCE WORLDWIDE PRIVATIZATION FUND
    Class A                                 +2.85%        $10.47
    Class B                                 +2.48%        $10.35
    Class C                                 +2.48%        $10.35

  MSCI EAFE INDEX                           +7.98%
  MSCI EMERGING MARKETS FREE INDEX          -1.98%


* TOTAL RETURNS ARE BASED ON THE NET ASSET VALUES OF EACH CLASS OF SHARES AS OF 12/31/95; ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 4.


Performance trailed the EAFE over the period because more than a third of Worldwide Privatization Fund's assets are invested in emerging markets. The developed markets which make up most of the index performed better than the particularly weak emerging markets over much of 1995. Also, the Japanese market, the second largest in the world, comprises a large part of the EAFE and the Fund's exposure to Japan is relatively small. (The Japanese equity market, measured by Morgan Stanley's Japan Index, gained more than 9% in the last half of 1995).

We're glad to report that your Fund's performance since inception continues to be favorable particularly in light of weak returns in international markets over much of this period. In the table below are average annual total returns, based on net asset values, updated through the end of January 1996:


                                      Average Annual Total Returns
                                         as of January 31, 1996
                                         ----------------------
  ALLIANCE WORLDWIDE PRIVATIZATION FUND
    Class A                                +7.31% (from 6/2/94)
    Class B                                +6.51%

  MSCI EAFE INDEX                          +7.45%
  MSCI EMERGING MARKETS FREE INDEX         +1.24%


  ALLIANCE WORLDWIDE PRIVATIZATION FUND
    Class C                               +16.94% (from 2/8/95)

  MSCI EAFE INDEX                         +16.85%
  MSCI EMERGING MARKETS FREE INDEX        +13.62%


PORTFOLIO CHARACTERISTICS
Overall Worldwide Privatization Fund remains broadly fully invested and well diversified by country, industry and issue. At the end of December the portfolio was about 99% invested, with approximately 62% in developed markets and 38% in emerging markets (our normal target is 60% in developed and 40% in emerging markets).

The Fund's portfolio held approximately 180 equity issues and represented the markets of 47 countries with diversification led by the United Kingdom, France and Brazil. The major areas of investment included electric and gas utilities, telecoms and airlines.


2



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________
Since we're expecting further strengthening for the dollar over the course of the year we've maintained significant hedges on European currencies. At the time of writing approximately 17% of the Fund's assets were hedged into U.S. dollars and a further 30% was invested in U.S. dollar-related currencies. Consequently we consider the Fund adequately protected from a significant rise in the dollar.

THE GLOBAL PRIVATIZATION FUND ACQUIRED
This letter gives us the opportunity to welcome the former shareholders of The Global Privatization Fund, a closed-end fund whose assets were acquired by Worldwide in October of 1995. We're pleased that you have continued to include us in your overall investment plan and that, like us, you remain enthusiastic about the long-term growth potential afforded by a portfolio of carefully selected privatized companies. Worldwide Privatization Fund, with assets totaling about $774 million, remains the only mutual fund for U.S. investors that invests exclusively in the privatization process.

We remain confident about the outlook for world equity markets and the potential of privatization issues in particular over the course of 1996. As always we look forward to reporting your Fund's progress to you in coming periods.

Sincerely,

John D. Carifa
Chairman and President

Mark H. Breedon
Senior Vice President


3



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

Alliance Worldwide Privatization Fund seeks to provide investors with long-term capital appreciation. It is a non-diversified fund that, as a fundamental policy, invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization, although normally significantly more of its assets will be invested in such securities.

INVESTMENT RESULTS
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1995


CLASS A SHARES
                             WITHOUT          WITH
                          SALES CHARGE    SALES CHARGE
                          ----------------------------
 . One Year                    +4.91%         +0.48%
 . Since Inception*            +2.95%         +0.18%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE    SALES CHARGE
                          ----------------------------
 . One Year                    +4.13%         +0.12%
 . Since Inception*            +2.20%         +0.32%

CLASS C SHARES
 . Since Inception*            +9.61%


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares-with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); Class C shares are not subject to front-end or contingent deferred sales charges. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 6/2/94, Class A and Class B; 2/8/95, Class C.


4



TEN LARGEST HOLDINGS
DECEMBER 31, 1995 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                           U.S. $VALUE       NET ASSETS
-------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.-An international
  pharmaceutical and biotechnological group
  of companies which manufacture and market
  a wide assortment of subscription and
  over-the-counter products                      $ 22,668,750           2.9%

East Japan Railway Co.-Largest of six
  railway companies born out of privatized
  and divided Japanese National Railway            22,365,133           2.9

RNGS Holdings, Ltd. 8%, pfd.-Russian Oil
  and Gas Construction. A Russian
  Government Trust Company, successor to
  the former Soviet Union Oil & Gas
  Construction Company                             16,875,000           2.2

Korea Mobile Telecom Corp.-Provider of
  mobile communications and radio paging
  services in Korea                                16,075,243           2.1

Roussel-Uclaf-France's major drug provider
  and distributor focused on antibiotics           14,763,852           1.9

CPT Telefonica del Peru, S.A. Cl. B-Peru's
  provider of telecommuncation services            14,101,835           1.8

Viag AG-Provides electrical power and
  natural gas services, aluminum and
  aluminum products, chemicals, ceramics
  and glass and other services                     13,431,301           1.8

Seita-France's major tobacco producer and
  distributor                                      12,564,902           1.6

Usinor Sacilor-France's and Europe's major
  steel producer                                   11,914,741           1.5

PT Indosat-Provider of international
  telecommunications services in Indonesia         11,140,477           1.4
                                                 $155,901,234          20.1%


5



DISTRIBUTION OF PORTFOLIO BY COUNTRY
DECEMBER 31, 1995 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                             PERCENT OF PORTFOLIO*
                             ---------------------
United Kingdom                       9.2%
France                               8.7
Brazil                               6.6
Austria                              4.4
Italy                                4.4
Germany                              4.1
Japan                                4.1
Peru                                 3.4
South Korea                          3.3
United States                        3.1
Netherlands                          2.8
Finland                              2.7
Australia                            2.6
Russia                               2.6
Spain                                2.4
Hungary                              2.2
Denmark                              2.1
Philippines                          2.1
Malaysia                             2.1
Canada                               2.0
Hong Kong                            1.9
Indonesia                            1.9
New Zealand                          1.8
Argentina                            1.7
Turkey                               1.7
Thailand                             1.5
Portugal                             1.4
Ireland                              1.4
Poland                               1.3
Norway                               1.2
Sweden                               1.1
Pakistan                             1.1
Czech Republic                       0.9
Ghana                                0.8
Mexico                               0.8
South Africa                         0.8
Kazakhstan                           0.7
Greece                               0.6
Israel                               0.5
Botswana                             0.5
Trinidad & Tobago                    0.4
Egypt                                0.3
Jordan                               0.2
Ecuador                              0.2
Colombia                             0.1
Slovak Republic                      0.1
Bolivia                              0.1
Romania                              0.1
Peoples Republic of China            0.0
                                   ------
                                   100.0%


*  Excludes short-term obligations.


6



INDUSTRY DIVERSIFICATION
DECEMBER 31, 1995 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                                                                    PERCENT OF
                                                 U.S. $ VALUE       NET ASSETS
-------------------------------------------------------------------------------
Basic Industries                                 $ 65,961,787           8.5%
Capital Goods                                      24,287,136           3.1
Consumer Manufacturing                             26,098,112           3.4
Consumer Services                                  64,820,677           8.4
Consumer Staples                                   33,448,630           4.3
Energy                                             59,315,223           7.6
Financial Services                                 98,043,355          12.7
Healthcare                                         38,716,095           5.0
Multi-Industry                                     37,010,383           4.8
Technology                                          2,330,292           0.3
Telephone Utilities                               103,617,478          13.4
Transportation                                     27,402,025           3.5
Utilities                                         155,637,104          20.1
Other                                                 496,588           0.1
Total Investments*                                737,184,885          95.2
Cash and receivables, net of liabilities           37,192,179           4.8
Net Assets                                       $774,377,064         100.0%


*  Excludes short-term obligations.

7



PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES       U.S. $VALUE
------------------------------------------------------------------------
COMMON STOCKS89.6%
ARGENTINA1.7%
Central Costanera, S.A. Cl. B                 1,516,000      $ 4,668,580
Central Puerto, S.A. Cl. B                      259,003          984,064
Dragados y Construcciones Argentina Cl. B       519,899        1,715,409
Metrogas, S.A. (ADR)                            275,200        2,683,200
Telecom Argentina, S.A. Cl. B                    83,888          395,892
Telefonica de Argentina S.A. Cl. B (ADR)            200            5,450
Transportadora de Gas del Sur, S.A. Cl. B*      986,000        2,375,904
                                                             -----------
                                                              12,828,499

AUSTRALIA2.5%
Commonwealth Serum Lab., Ltd.                 3,326,000        9,888,200
Qantas Airways, Ltd.                          1,886,287        3,140,442
Tab Corp Holdings, Ltd.                       2,295,000        6,481,885
                                                             -----------
                                                              19,510,527

AUSTRIA4.2%
Austria Mikro Systeme International AG (a)       68,374       11,078,766
Burgenland Holdings AG                          116,280        4,782,289
Flughafen Wein AG (a)                           100,000        6,738,940
VA Technologies AG *                             80,000       10,148,051
                                                             -----------
                                                              32,748,046

BOLIVIA0.0%
Compania Boliviana de Energia, S.A.              13,000          432,250

BOTSWANA0.5%
Sechaba Investment Trust, Ltd.                5,227,000        3,987,822

BRAZIL3.0%
Acesita Acos Especiais                      117,972,000          558,332
Centrais Elecricas Brasileiras, S.A.            170,000          113,689
Centrais Eletricas Brasileiras (ADR)            105,000        1,417,500
Companhia Siderurgica de Tubarao (ADR)(b)        21,900          427,050
Companhia Siderurgica Nacional              173,000,000        3,559,854
Compania Paulista de Forca e Luz             47,400,000        2,296,970
Light Servicios de Electricidade, S.A.       26,750,000        8,559,339
  (ADR)                                          37,500        1,776,563
Siderurgica Riograndense, S.A.               55,000,000          831,833
Telecomunicacoes Brasileiras, S.A.           20,000,000          773,702
Telecomunicacoes de Sao Paulo, S.A.          18,450,000        2,667,035
                                                             -----------
                                                              22,981,867

CANADA1.9%
Alberta Energy Co., Ltd.                        391,500        6,271,511
Canadian National Railway                        21,400          321,000
Near East International(c)                           10        1,000,000
Petro-Canada                                    620,000        7,150,965
                                                             -----------
                                                              14,743,476

CZECH REPUBLIC0.9%
Ceske Energeticke Zavody (GDS)(b)*               44,000        1,590,640
Elektrarny Opatovice                             10,513        1,259,620
Prague Brewery A.S.                                 275           12,788
Tabak A.S.                                        4,525          695,736
Vodni Stavby Praha A.S.                          66,000        3,229,956
                                                             -----------
                                                               6,788,740

DENMARK2.0%
Copenhagen Airport                               82,500        6,298,451
Tele Danmark, A.S. Series B (a)                 170,000        9,274,821
                                                              15,573,272


8



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES       U.S. $VALUE
------------------------------------------------------------------------
ECUADOR0.1%
La Cemento Nacional Ecuador (b)                   6,600      $ 1,155,000
EGYPT0.2%
Commercial International Bank                     6,000          896,871
Torrah Portland Cement                           69,500          995,483
                                                             -----------
                                                               1,892,354

FINLAND2.6%
Finnair Oy (a)                                  850,400        6,256,137
Unitas Bank, Ltd. Cl. A (a)                   2,576,000        6,514,357
Valmet Corp. Series A (a)                       300,000        7,448,658
                                                             -----------
                                                              20,219,152

FRANCE8.3%
Allevard Industries                              28,000        1,688,816
Banque Nationale de Paris                             9              406
Eramet                                           67,902        4,442,576
Renault, S.A. (a)                               249,000        7,178,287
Roussel-Uclaf                                    87,000       14,763,852
Seita (a)                                       346,225       12,564,902
SGS-Thomson Microelectronics N.V.               126,000        4,830,300
Societe National Elf Aquitaine                   90,987        6,711,942
Usinor Sacilor (a)                              900,000       11,914,742
                                                             -----------
                                                              64,095,823

GERMANY3.9%
Bankgesellschaft Berlin A.G.                     22,425        5,715,119
Deutsche Lufthansa A.G.                          80,000       11,016,979
Viag A.G.                                        33,500       13,431,301
                                                             -----------
                                                              30,163,399

GHANA0.8%
Ashanti Goldfields Co., Ltd.* (b)               250,000        5,031,250
  (GDR)                                          50,000        1,012,500
                                                             -----------
                                                               6,043,750

GREECE0.5%
Hellenic Sugar                                  318,840        4,111,808

HONG KONG1.8%
Consolidated Electric Power                   2,575,000        4,678,791
Hopewell Holdings                             9,181,684        5,283,995
Yizheng Chemical Fibre Co.                   18,060,900        4,064,140
                                                             -----------
                                                              14,026,926

HUNGARY2.1%
Danubius Hotels RT                              159,850        1,503,383
Interuropa Bank (c)                              14,772        1,081,168
Magyar Olaj-es Gazipare Reszvenytar             511,000        4,226,231
OTP Bank (GDR)                                  615,000        4,305,000
Primagaz Hungaria Co.
  (Austrian certificates)                        80,000        2,400,644
  Ordinary                                       19,088          572,794
Richter Gedeon Vegyeszeti Gyar                    6,650          128,493
Zalakeramia                                      75,000        1,635,184
Zalakeramia RT                                    6,300          150,318
                                                             -----------
                                                              16,003,215

INDONESIA1.8%
PT Indosat                                    3,069,000       11,140,477
PT Tambang Timah (GDR)                           51,000          619,650
PT Telekomunikasi Indonesia (ADR)                77,000        1,944,250
                                                             -----------
                                                              13,704,377

IRELAND1.3%
Greencore Plc. (a)                              512,617        4,470,914
Irish Life Plc. (a)                           1,500,000        5,689,138
                                                             -----------
                                                              10,160,052

ISRAEL0.5%
Bank Hapoalim                                 1,073,300        1,772,777
Tadiran, Ltd.                                    92,500        2,220,000
                                                               3,992,777


9



PORTFOLIO OF INVESTMENTS (CONTINUED)      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES       U.S. $VALUE
------------------------------------------------------------------------
ITALY4.2%
Ente Nazionale Idrocarburi                    2,721,000      $ 9,510,016
Instituto Nazionale delle Azzicurazioni (a)   7,000,000        9,279,186
Istituto Mobiliare Italiano S.p.A. (a)        1,000,000        6,297,378
Telecom Italia Mobile S.p.A.                  3,305,000        3,475,743
Telecom Italia S.p.A. Di Risp                 3,305,000        4,041,852
                                                             -----------
                                                              32,604,175

JAPAN3.9%
DDI Corp.                                           415        3,215,496
East Japan Railway Co.                            4,600       22,365,133
Nippon Telegraph & Telephone Corp.                  566        4,577,337
                                                             -----------
                                                              30,157,966

JORDAN0.2%
Arab Potash Co.                                 217,433        1,809,386

KAZAKHSTAN0.7%
Bakyrchik Gold Plc.                           1,240,450        5,318,626

MALAYSIA2.0%
Aokam Perdana Berhad                            708,000        1,142,970
Ekran Berhad                                    813,000        1,984,723
Gamuda Berhad                                   729,166        3,588,839
  warrants expiring 1/17/00                     250,000          460,684
Petronas Gas Berhad                             430,000        1,464,543
Telekom Malaysia Berhad                         740,000        5,769,185
United Engineers, Ltd.                          140,000          893,019
                                                             -----------
                                                              15,303,963

MEXICO0.8%
Banpais S.A. (ADR)(c)*                           96,000               -0-+
Consorcio Grupo Dina 'L', S.A. de C.V.            8,000            3,774
Consorcio Grupo Dina 'L', S.A. de C.V. (ADR)     39,920           54,890
Empresas ICA Sociedad Controladora,
  S.A. de C.V. (ADR)                              2,500           25,625
GBM Atlantico, S.A. (ADR)(c)                     78,000          234,000
Grupo Financiero Banamex Accival,
  S.A. de C.V. Cl. L                             69,800          103,682
Grupo Financiero Bancomer,
  S.A. de C.V. Cl. L                            318,519           82,571
Grupo Financiero Bancrecer,
  S.A. de C.V. Cl. B                          3,146,767          860,619
Grupo Financiero Banorte,
  S.A. de C.V. Cl. B                          3,695,582        3,439,310
Grupo Financiero Probursa,
  S.A. de C.V. Cl. B                          8,701,000          349,619
Grupo Mexicano de Desarrollo, S.A. de C.V.
  (ADR) Cl. B                                    14,000           31,500
Grupo Profesional Planeacion Y Proyectos,
  S.A. Cl. B                                    129,000          658,795
                                                             -----------
                                                               5,844,385

NETHERLANDS2.7%
KLM Royal Dutch Air Lines N.V. (a)              300,000       10,541,629
Koninklijke PTT Nederland NV                    287,324       10,436,331
                                                             -----------
                                                              20,977,960

NEW ZEALAND1.8%
Energy Direct Corp., Ltd.                     3,490,575        5,339,793
Telecom Corp. of New Zealand, Ltd.            1,000,000        4,314,749
Trustpower, Ltd.                              3,816,000        3,916,694
                                                             -----------
                                                              13,571,236


10



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES       U.S. $VALUE
------------------------------------------------------------------------
NORWAY1.1%
Christiana Bank OG Kreditkasse (a)            2,000,000      $ 4,644,828
Den Norske Bank                               1,500,000        3,886,489
                                                             -----------
                                                               8,531,317

PAKISTAN1.1%
Hub Power Co. Ltd. (GDR)                        300,000        5,295,000
Pakistan Telecom
  (GDR)                                          28,813        2,506,731
  Ordinary                                        5,521          493,640
                                                             -----------
                                                               8,295,371

PEOPLES REPUBLIC OF CHINA0.0%
Tsingtao Brewery Co., Ltd.                       82,000           18,982

PERU3.2%
Compania de Minas Buenaventura, S.A.            827,799        5,345,268
CPT Telefonica del Peru, S.A.                 6,573,734       14,101,835
Explosivos, S.A. Cl. C                          634,117        1,044,266
Norte Cementos Pacasmayo Private
  Placement (c)                                 634,437        1,357,324
  Ordinary                                      559,479        1,018,337
Ontario-Quinta A.V.V. (c)                     2,000,000        2,000,000
                                                             -----------
                                                              24,867,030

PHILIPPINES2.0%
First Philippine Holdings Corp.
  Series B                                    1,927,597        3,747,901
International Container Terminal Services,
  Inc.*                                       2,479,250        1,299,645
Manila Electric Co. Series B                  1,233,495       10,063,589
Philippine National Bank                         32,563          360,018
                                                             -----------
                                                              15,471,153

POLAND1.2%
Bank Przemyslowo Handlowy                        96,000        2,784,019
Bank Rozwoju Eksportu                           135,000        2,053,336
Elektrim, S.A.                                  665,000        2,252,180
Polifarb Cieszyn                                150,072          569,123
Polifarb Wroclaw                                 54,510          158,080
Vistula, S.A.                                   162,200          578,933
Wielkopolski Bank Kredytowy, S.A.               582,078        1,204,055
                                                             -----------
                                                               9,599,726

PORTUGAL1.4%
Portugal Telecom, S.A.                          162,000        3,047,238
Semapa Society Investment E Gestao              406,500        4,346,038
Televisao Independiente (c)                     676,000        3,139,384
                                                             -----------
                                                              10,532,660

ROMANIA0.0%
Societatea R (c)                                 30,454          410,840

RUSSIA0.3%
Sun Brewing (GDR)(b)                            264,000        2,508,000

SLOVAK REPUBLIC0.1%
Nafta Gbely S.A.*                                 6,667          483,801

SOUTH AFRICA0.7%
South African Iron & Steel                    6,109,746        5,497,179

SOUTH KOREA3.1%
Korea Electric Power Corp.                       85,390        3,390,283
  (ADR)                                         127,200        3,370,800
Korea Mobile Telecom Corp.                       14,260       16,075,243
Korean Air Lines                                 28,730        1,007,355
Pohang Iron & Steel Co.                           7,280          528,130
                                                             -----------
                                                              24,371,811


11



PORTFOLIO OF INVESTMENTS (CONTINUED)      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES       U.S. $VALUE
------------------------------------------------------------------------
SPAIN2.3%
Argentaria Bancaria de Espana                   100,000      $ 4,114,943
Endesa (a)                                      120,000        6,784,718
Repsol, S.A. (a)                                200,000        6,542,760
                                                             -----------
                                                              17,442,421

SWEDEN1.2%
Austelko Holdings Series A (c)                      260        1,934,400
Stadshypotek                                    300,000        6,006,986
                                                             -----------
                                                               7,941,386

THAILAND1.4%
Electricity Generating
  Public of Thailand                            594,000        2,027,948
The Industrial Finance Corp of Thailand       2,663,800        9,041,481
                                                             -----------
                                                              11,069,429

TRINIDAD & TOBAGO0.4%
B.W.I.A. International Airways (c)            2,727,272        2,999,999

TURKEY1.6%
Efes Sinai Yatrim (c)                        13,438,261          507,521
Eregli Demir Ve Celik Fabrikalari T.A.S.*    40,116,750        3,293,658
Petrokimya Holding A.S.                       1,907,000          970,723
Tofas Turk Otomobil Fabrikasi
  (GDR)                                       3,064,000        1,685,200
  Group E                                       760,000           73,629
Tupras Turkiye Petrol
  Rafinerileri A.S.*                          5,595,000          927,906
Turk Hava Yollari A.O.*                      30,847,275        4,102,840
Usas Ucak Servisi A.S.                          857,250        1,182,414
                                                             -----------
                                                              12,743,891

UNITED KINGDOM8.7%
East Midland Electric Plc.                      197,120        2,040,995
London Electricity (a)                          388,500        3,461,270
National Express Group Plc.                     827,500        4,640,730
National Grid Holdings Plc                      471,858        1,458,732
National Power Plc. (a)                         660,000        4,608,767
  Partially paid                                115,000          275,125
Northern Ireland Electricity Plc. (a)           840,000        5,611,240
Northwest Water                                 674,859        6,458,101
Powergen Plc.                                   659,068        5,446,945
  Partially paid                                 92,000          315,857
RJB Mining (a)                                1,000,000        8,482,107
Scottish Hydro Electric                         766,000        4,277,980
Scottish Power Corp.                            740,000        4,253,481
Southern Water Plc. (a)                         637,791        6,811,805
Stagecoach Holdings Plc.                        834,500        4,602,203
Wessex Water Plc.                               903,806        4,914,217
                                                             -----------
                                                              67,659,555

UNITED STATES2.9%
Pharmacia & Upjohn, Inc. (a)                    585,000       22,668,750
Total Common Stocks (cost $658,622,721)                      693,864,130

PREFERRED STOCKS5.5%
BRAZIL3.3%
Acesita Acos Especiais Itabira*              93,241,560          542,018
Bardella Industrias Mecanicas S.A.               12,786        1,052,400
Centrais Electric STA                         2,500,000        1,208,910
Centrais Electricas de Goias                153,500,000        5,053,758
Companhia Energetica de Sao Paulo
  (ADR)                                         172,600        1,445,525
  Ordinary                                   47,887,140        1,393,824
Companhia Siderurgica Paulista                  129,000          171,213
Compania Vale Do Rio Doce PN*                18,500,000        3,045,424
Fertilizantes Fosfatados                    378,855,800        1,130,389
Industrial Verolme Ishibras                   8,250,000           17,825


12



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES       U.S. $VALUE
------------------------------------------------------------------------
Iven, S.A.                                    4,214,000      $ 1,864,314
Marcopolo, S.A. Cl. B                         2,700,000          400,021
Metalurgica Gerdau, S.A.                     31,900,000          557,951
Petroleo Brasileiro, S.A.                     6,666,666          569,234
  (Petrobras Distributor), S.A.              19,800,000          529,657
Salegma Cl. B                               249,835,663        1,285,229
Telecomunicacoes de Sao
  Paulo, S.A.                                17,663,355        2,598,755
Telecomunicacoes do
  Parana, S.A.                                1,000,000          317,918
Telecomunicacoes
  Brasileiras, S.A.*                          3,250,000          156,490
Usinas Siderurgicas de
Minas Gerais, S.A. (ADR)(b)                     261,200        2,154,900
                                                             -----------
                                                              25,495,755

RUSSIA2.2%
RNGS Holdings, Ltd.
  8.00% redeemable pfd. (c)                      37,500       16,875,000
Total Preferred Stocks (cost $46,241,536)                     42,370,755



                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)       U.S. $VALUE
------------------------------------------------------------------------
CONVERTIBLE BONDS0.1%
COLOMBIA0.1%
Banco de Colombia
  5.20%, 2/01/99 (b)                            $   150     $    114,000
  5.20%, 2/01/99                                  1,100          836,000
Total Convertible Bonds (cost $1,287,500)                        950,000

TIME DEPOSITS4.0%
Toronto-Dominion Bank 5.88% , 1/02/96            15,700       15,700,000
Wachovia Bank 5.84%, 1/02/96                     15,600       15,600,000
Total Time Deposits (cost $31,300,000)                        31,300,000

TOTAL INVESTMENTS-99.2%
  (cost $737,451,757)                                        768,484,885
Other assets less liabilities-0.8%                             5,892,179

NET ASSETS100%                                              $774,377,064


*    Non-income producing security.

+    Currently non-salable and accordingly has no market value.

(a) Securities or portions thereof, have been segregated to collateralize forward exchange contracts with an aggregate market value of approximately $84,144,243.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1995, these securities amounted to $12,980,840 or 1.7% or net assets.

(c)  Valued at fair market value (see Notes A & H).

     Glossary of Terms:
     ADR - American depository receipt.
     GDR - Global depository receipt.
     GDS - Global depository security.

     See notes to financial statements.


13



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $737,451,757)         $768,484,885
  Cash, at value (cost $245,585)                                       245,571
  Receivable for investment securities sold                         40,134,603
  Dividends and interest receivable                                  3,276,236
  Unrealized appreciation of forward exchange currency contracts       244,355
  Receivable for capital stock sold                                    147,729
  Prepaid expenses                                                      40,385
  Deferred organization expense and other assets                       337,612
  Total assets                                                     812,911,376

LIABILITIES
  Payable for investment securities purchased                       31,856,819
  Payable for capital stock redeemed                                 3,893,266
  Advisory fee payable                                                 668,344
  Distribution fee payable                                             242,687
  Accrued expenses                                                   1,873,196
  Total liabilities                                                 38,534,312

NET ASSETS                                                        $774,377,064

COMPOSITION OF NET ASSETS
  Cap stock, at par                                               $     74,060
  Additional paid-in capital                                       746,810,176
  Accumulated net investment loss                                   (1,781,784)
  Accumulated net realized loss on investments and foreign
    currency transactions                                           (2,032,675)
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                     31,307,287
                                                                  $774,377,064

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share($702,073,588/
    67,073,344 shares of capital stock issued and outstanding)          $10.47
  Sales Charge - 4.25% of public offering price                            .46
  Maximum offering price                                                $10.93

  CLASS B SHARES
  Net asset value and offering price per share($71,612,662/
    6,919,446 shares of capital stock issued and outstanding)           $10.35

  CLASS C SHARES
  Net asset value and offering price per share($690,814/
    66,776 shares of capital stock issued and outstanding)              $10.35


See notes to financial statements.


14



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends(net of foreign taxes witheld of $375,223)  $2,763,585
  Interest                                                517,203  $ 3,280,788

EXPENSES
  Advisory fee                                          1,739,444
  Distribution fee - Class A                              405,545
  Distribution fee - Class B                              387,118
  Distribution fee - Class C                                2,704
  Custodian                                             1,130,638
  Registration                                            247,878
  Transfer agency                                         124,277
  Administrative                                           73,494
  Printing                                                 36,564
  Audit and legal                                          34,220
  Loan Commitment fees (see note E)                        26,582
  Amortization of organization expenses                    22,270
  Directors' fees                                          12,092
  Loan agreement expense                                    7,417
  Miscellaneous                                            10,852
  Total expenses before interest                                     4,261,095
  Interest expense                                                      77,176
  Total expenses                                                     4,338,271
  Net investment loss                                               (1,057,483)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on investments                                   2,120,003
  Net realized loss on foreign currency transactions                (2,436,034)
  Net change in unrealized depreciation of:
    Investments                                                     32,341,471
    Foreign currency denominated assets and liabilities                258,858
  Net gain on investments and foreign currency transactions         32,284,298

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $31,226,815


See notes to financial statements.


15



STATEMENT OF CHANGES IN NET ASSETS        ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                                                  SIX MONTHS ENDED  YEAR ENDED
                                                  DECEMBER 31,1995   JUNE 30,
                                                     (UNAUDITED)       1995
                                                  ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                      $ (1,057,483)  $    77,871
  Net realized loss on investments and foreign
    currency transactions                               (316,031)   (2,432,221)
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities       32,600,329      (708,535)
  Net increase (decrease) in net assets from
    operations                                        31,226,815    (3,062,885)

CAPITAL STOCK TRANSACTIONS
  Net increase                                       649,918,593    68,445,326
  Total increase                                     681,145,408    65,382,441

NET ASSETS
  Beginning of period                                 93,231,656    27,849,215
  End of period                                     $774,377,064   $93,231,656


See notes to financial statements.


16



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Worldwide Privatization Fund, Inc. (the 'Fund'), organized as a Maryland corporation on March 16, 1994, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund had no operations other than the sale to Alliance Capital Management L.P. (the 'Adviser') of 10,000 shares of Class A common stock and 100 shares of Class B common stock for the aggregate amount of $101,000 on April 6, 1994. Class A and B shares commenced operations on June 2, 1994. Class C commenced operations on February 8, 1995. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with an initial sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are sold without an initial or contingent deferred sales charge. All three class of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange for which market quotations are readily available are valued at the last quoted sales price on that exchange prior to the time when assets are valued. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued at the price within the limits of the latest available current bid and asked price deemed best to reflect fair value. Securities which mature in 60 days or less are valued at amortized cost which approximates market value. Restricted securities and illiquid securities are valued at fair value as determined by the Board of Directors. In determining fair value, consideration is given to cost, operating and other financial data.

2. ORGANIZATION EXPENSES
Organization Expenses of approximately $220,000 have been deferred and are being amortized on a straight-line basis through June 1999.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar.

Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized loss on foreign currency transactions of $2,436,034 represents foreign exchange gains and losses from the holding of foreign currency contracts, foreign currencies, exchange gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with tax regulations, which may differ from generally accepted accounting principles.


17



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

7. CHANGES IN ACCOUNTING FOR DISTRIBUTIONS TO SHAREHOLDERS
Effective June 30, 1994, the Fund adopted Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. As a result, the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under an investment advisory agreement, the Fund pays its Adviser, Alliance Capital Management L.P., (the 'Adviser'), a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed, under the terms of the advisory agreement, to reimburse the Fund to the extent that its aggregate expenses (exclusive of interest, taxes, brokerage, distribution fee, extraordinary expenses and certain other expenses) exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Fund believes that the most restrictive expense ratio limitation currently imposed by any state is 2.5% of the first $30 million of its average daily net assets, 2% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. No such reimbursement was required for the six months ended December 31, 1995. Pursuant to the advisory agreement, the Fund paid $73,494 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 1995.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $64,949 for the six months ended December 31, 1995.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $7,224 from the sale of Class A shares and $441,203 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B for the six months ended December 31, 1995.

Brokerage commissions paid on securities transactions for the six months ended December 31, 1995, amounted to $816,042, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ('DLJ'), an affiliate of the Adviser.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the 'Agreement') pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,895,515 and $20,379 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


18



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) aggregated $43,859,445 and $320,206,271, respectively, for the six months ended December 31, 1995. There were no purchases or sales of U.S. Government and government agency obligations for the six months ended December 31, 1995. At December 31, 1995, the cost of securities for federal income tax purposes was $737,476,059. Accordingly, gross unrealized appreciation of investments was $114,658,735 and gross unrealized depreciation of investments was $83,649,909, resulting in net unrealized appreciation of $31,008,826.

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At December 31, 1995, the Fund had outstanding forward exchange currency contracts, as follows:

                               CONTRACT    COST ON       U.S.$     UNREALIZED
                                AMOUNT   ORIGINATION    CURRENT   APPRECIATION
                                 (000)       DATE        VALUE   (DEPRECIATION)
                               --------  -----------  ----------- -------------
FOREIGN CURRENCY SALE CONTRACTS
Austrian Schilling,
  expiring 1/31/96              136,141  $13,540,969  $13,506,736  $ 34,233
British Pound,
  expiring 1/31/96               22,783   35,541,839   35,371,537   170,302
Danish Krone,
  expiring 1/31/96               24,830    4,486,012    4,473,166    12,846
Finnish Markkaa,
  expiring 1/31/96               44,035   10,146,405   10,135,180    11,225
French Francs,
  expiring 1/31/96              122,866   25,074,612   25,131,172   (56,560)
Irish Punt,
  expiring 1/31/96                1,722    2,777,299    2,756,245    21,054
Italian Lira,
  expiring 1/31/96           15,022,480    9,432,913    9,423,549     9,364
Netherlands Guilder,
  expiring 1/31/96               15,061    9,413,113    9,397,454    15,659
Norwegian Krone,
  expiring 1/31/96               21,183    3,355,409    3,345,468     9,941
Spanish Peseta,
  expiring 1/31/96              836,616    6,879,924    6,865,018    14,906
Swedish Krona,
  expiring 1/31/96               19,275    2,896,144    2,894,759     1,385
                                                                   --------
                                                                   $244,355


19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE E: BANK BORROWING
The Fund entered into a Revolving Credit Agreement with NationsBank of Georgia on October 27, 1995, which terminates on October 26, 1996 unless extended for an additional one year period by the Fund. The maximum credit available is $50,000,000 and requires no collateralization. There was no loan outstanding under the Revolving Credit Agreement at December 31, 1995.

The Fund is obligated to pay NationsBank a commitment fee computed at the rate of .25 of 1% per annum on the average daily unused portion of the revolving credit.

NOTE F: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Class D shares. Currently only Class A, Class B and Class C shares are outstanding.

Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:


                                SHARES                       AMOUNT
                   ----------------------------- ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED   YEAR ENDED
                   DECEMBER 31,1995    JUNE 30,  DECEMBER 31,1995    JUNE 30,
                        (UNAUDITED)      1995       (UNAUDITED)        1995
                       ------------ ------------ ---------------- -------------
CLASS A
Shares sold                132,909    1,237,218   $    5,210,565   $13,013,117
Shares issued in
  connection with the
  acquisition of
  Global Privatization
  Fund                 102,861,209           -0-   1,034,044,558            -0-
Shares redeemed        (37,250,270)    (419,714)    (380,684,044)   (4,175,651)
Net increase            65,743,848      817,504   $  658,571,079   $ 8,837,466

CLASS B
Shares sold                429,855    6,976,991   $    4,447,194   $73,736,087
Shares redeemed         (1,366,839)  (1,467,380)     (13,452,367)  (14,453,504)
Net increase(decrease)    (936,984)   5,509,611   $   (9,005,173)  $59,282,583



                                  SHARES                     AMOUNT
                     ---------------------------- -----------------------------
                     SIX MONTHS ENDED    FEB. 8,  SIX MONTHS ENDED   FEB. 8,
                        DEC. 31,1995   1995* TO     DEC. 31,1995    1995* TO
                         (UNAUDITED)  JUNE 30,1995    (UNAUDITED)  JUNE 30,1995
                        ------------ ------------ ---------------- ------------
CLASS C
Shares sold                 43,456       33,457         $451,003      $325,277
Shares redeemed            (10,137)          -0-         (98,316)           -0-
Net increase                33,319       33,457         $352,687      $325,277


*  Commencement of distributions.


20



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE G: CONCENTRATION OF RISK
Investing in securities of foreign companies involves special risks which include revaluation of currency and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies. The Fund invests in securities issued by enterprises that are undergoing, or that have undergone, privatization. Privatization is a process through which the ownership and control of companies or assets in whole or in part from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Therefore, the Fund is susceptible to the government re-nationalization of these enterprises and economic factors adversely affecting the economics of these countries. In addition, these securities created through privatization may be less liquid and subject to greater volatility than securities of more developed countries.

NOTE H: ILLIQUID SECURITIES

                                               DATE
SECURITY                                      ACQUIRED       U.S. $ COST
--------------------------------        -----------------    -----------
Austelko Holdings                                11/22/95    $ 1,934,400
Banpais S.A. ADR                          6/30/94-9/19/94        926,925
B.W.I.A. International Airways                    2/21/95      2,999,999
GBM Atlantios, S.A.                       3/23/94-11/9/94      1,687,400
Efes Sinai Yatrim                                 7/12/94      1,000,000
Intereuropa Bank                                  4/13/94      2,007,288
Near East International                           9/29/95      1,000,000
Norte Cementos Pacasmayo                          6/23/95      1,402,597
Ontario-Quinta A.V.V.                             8/15/94      2,052,257
RNGS Holdings, Ltd. 8% pfd.             10/18/94-12/28/94     11,287,500
Societatea R                             11/15/94-8/30/95        512,631
Televisao Idependiente                    6/24/94-1/18/95      4,577,775


The securities shown are illiquid and have been valued at fair value in accordance with procedures described in Note A. The value of these securities at December 31, 1995 was $31,539,636 representing 4.1% of net assets.

NOTE I:ACQUISITION OF THE GLOBAL PRIVATIZATION FUND
On October 30, 1995, the Fund acquired all the net assets of the Global Privatization Fund pursuant to a plan of reorganization approved by the Global Privatization Fund shareholders on October 18, 1995. The acquisition was accomplished by a tax-free exchange of 102,861,209 shares of the Fund for 75,207,200 shares of Global Privatization Fund on October 30, 1995. The aggregate net assets of the Fund and Global Privatization Fund immediately before the acquisition were $86,665,280 and $1,057,273,285 (including unrealized appreciation of $26,068,831) respectively. Immediately after the acquisition the combined net assets of the Fund amounted to $1,143,938,565.


21



FINANCIAL HIGHLIGHTS                      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                       CLASS A
                                       ----------------------------------------
                                       SIX MONTHS ENDED  YEAR ENDED   JUNE 2,
                                       DECEMBER 31,1995  JUNE 30,   1994* TO
                                            (UNAUDITED)    1995    JUNE 30,1994
                                            ------------ --------- ------------
Net asset value, beginning of period          $10.18        $ 9.75   $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.02)(c)       .06      .01
Net realized and unrealized gain (loss) on
  investments                                    .31           .37     (.26)
Net increase (decrease) in net asset value
  from operations                                .29           .43     (.25)
Net asset value, end of period                $10.47        $10.18   $ 9.75

TOTAL RETURN
Total investment return based on net asset
  value (a)                                     2.85%         4.41%   (2.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $702,074       $13,535   $4,990
Ratio of expenses to average net assets         2.28%(b)      2.56%    2.75%(b)
Ratio of expenses to average net assets
  excluding interest expense (see Note E)       2.23%(b)        -0-       -0-
Ratio of net investment income (loss) to
  average net assets                            (.41)%(b)      .66%     103%(b)
Portfolio turnover rate                           22%           36%      -0-%


See footnote summary on page 24.


22



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

A                                                       CLASS B
                                       ----------------------------------------
                                       SIX MONTHS ENDED  YEAR ENDED   JUNE 2,
                                       DECEMBER 31,1995  JUNE 30,   1994* TO
                                            (UNAUDITED)    1995    JUNE 30,1994
                                            ------------ --------- ------------
Net asset value, beginning of period          $10.10       $ 9.74    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.07)(c)      .02        -0-
Net realized and unrealized gain (loss)
  on investments                                 .32          .34      (.26)
Net increase (decrease) in net asset value
  from operations                                .25          .36      (.26)
Net asset value, end of period                $10.35       $10.10    $ 9.74

TOTAL RETURN
Total investment return based on net asset
  value (a)                                     2.48%        3.70%    (2.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)     $71,613      $79,359   $22,859
Ratio of expenses to average net assets         3.28%(b)     3.27%     3.45%(b)
Ratio of expenses to average net assets
  excluding interest expense (see Note E)       3.27%(b)       -0-       -0-
Ratio of net investment income (loss) to
  average net assets                           (1.30)%(b)     .01%      .33%(b)
Portfolio turnover rate                           22%          36%       -0-%


See footnote summary on page 24.


23



FINANCIAL HIGHLIGHTS (CONTINUED)          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                       CLASS C
                                                  -----------------------------
                                                  SIX MONTHS ENDED  FEBRUARY 8,
                                                  DECEMBER 31,1995   1995** TO
                                                      (UNAUDITED)  JUNE 30,1995
                                                     ------------- ------------
Net asset value, beginning of period                    $10.10       $ 9.53

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                              (.07)(c)      .05
Net realized and unrealized gain on investments            .32          .52
Net increase in net asset value from operations            .25          .57
Net asset value, end of period                          $10.35       $10.10

TOTAL RETURN
Total investment return based on net asset value (a)      2.48%        5.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $ 691        $ 338
Ratio of expenses to average net assets                   3.25%(b)     1.03%(b)
Ratio of expenses to average net assets excluding
  interest expense (see Note E)                           3.23%(b)       -0-
Ratio of net investment income (loss) to average
  net assets                                             (1.27)%(b)    1.04%(b)
Portfolio turnover rate                                     22%          36%


*    Commencement of operations.

**   Commencement of distributions.

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return for a period of less than one year is not annualized.

(b)  Annualized.

(e)  Based on average shares outstanding.


24



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
ROBERT C. WHITE (1)

OFFICERS
MARK H. BREEDON, SENIOR VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
NICHOLAS CROSSLAND, VICE PRESIDENT
A. RAMA KRISHNA, VICE PRESIDENT
ERIC N. PERKINS, VICE PRESIDENT
JEAN VAN DE WALLE, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
PATRICK J. FARRELL, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & COMPANY
40 Water Street
Boston, MA 02109-3661

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


25



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
  U.S. Government Portfolio
  Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Mortgage Securities Income Fund
Alliance Mortgage Strategy Trust
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
  California Portfolio
  Insured California Portfolio
  Insured National Portfolio
  National Portfolio
  New York Portfolio
Alliance Municipal Income Fund II
  Arizona Portfolio
  Florida Portfolio
  Massachusetts Portfolio
  Michigan Portfolio
  Minnesota Portfolio
  New Jersey Portfolio
  Ohio Portfolio
  Pennsylvania Portfolio
  Virginia Portfolio

GROWTH
The Alliance Fund
Alliance Counterpoint Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
  Government Portfolio
  Prime Portfolio
  Tax-Free Portfolio
  Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
  California Portfolio
  Connecticut Portfolio
  General Portfolio
  New Jersey Portfolio
  New York Portfolio
  Virginia Portfolio
Alliance Treasury Reserves


26



ALLIANCE WORLDWIDE PRIVATIZATION FUND, INC.
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

ALLIANCECAPITAL
MUTUAL FUNDS WITHOUT THE MYSTERY.

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

WWPSR